Operating Revenue (Tables)	Nov. 18, 2019
Regulated and Unregulated Operating Revenue [Abstract]
Schedule of Operating Revenue
The Companies’ operating revenue consists of the following:

	Three Months Ended March 31,
	2019	2018
(millions)
Dominion Energy
Regulated electric sales:
Residential	$646	$817
Commercial	496	524
Industrial	30	107
Government and other retail	200	213
Wholesale	48	42
Nonregulated electric sales	316	418
Regulated gas sales:
Residential	602	364
Commercial	191	103
Other	38	10
Nonregulated gas sales	247	88
Regulated gas transportation and storage:
FERC-regulated	277	262
State-regulated	213	190
Nonregulated gas transportation and storage	174	—
Other regulated revenues (1)	58	50
Other nonregulated revenues (1)(2)	95	136

Total operating revenue from contracts with customers	3,631	3,324

Other revenues (3)	227	142

Total operating revenue	$3,858	$3,466

Virginia Power
Regulated electric sales:
Residential	$923	$817
Commercial	636	524
Industrial	112	107
Government and other retail	204	213
Wholesale	37	42
Other regulated revenues	33	32
Other nonregulated revenues (2)	6	13

Total operating revenue from contracts with customers	1,951	1,748

Other revenues (2)(3)	14	—

Total operating revenue	$1,965	$1,748

Dominion Energy Gas
Regulated gas sales - wholesale	$2	5
Nonregulated gas sales (2)	2	2
Regulated gas transportation and storage	340	314
Nonregulated gas transportation and storage	174	$—
Management service revenue (2)	44	59
Other regulated revenues	3	8

Total operating revenue from contracts with customers	565	388

Other revenues	1	1

Total operating revenue	$566	$389

(1)
Amounts above include $51 million for the three months ended March 31, 2019, and $30 million for the three months ended March 31, 2018 primarily consisting of NGL sales at Dominion Energy which are considered to be goods transferred at a point in time.

(2)	See Notes 10 and 19 for amounts attributable to related parties and affiliates.
(3)	Amounts above include $14 million and $8 million of alternative revenue at Dominion Energy and Virginia Power for the three months ended March 31, 2019, respectively.

Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized	The table below discloses the aggregate amount of the transaction price allocated to fixed-price performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period and when the Companies expect to recognize this revenue. These revenues relate to contracts containing fixed prices where the Companies will earn the associated revenue over time as they stand ready to perform services provided. This disclosure does not include revenue related to performance obligations that are part of a contract with original durations of one year or less. In addition, this disclosure does not include expected consideration related to performance obligations for which the Companies elect to recognize revenue in the amount they have a right to invoice.

Revenue expected to be recognized on multi-year contracts in place at March 31, 2019	2019	2020	2021	2022	2023	Thereafter	Total
(millions)
Dominion Energy	$1,197	$1,547	$1,448	$1,334	$1,166	$13,562	$20,254
Virginia Power	16	3	1	—	—	—	20
Dominion Energy Gas	1,266	1,657	1,557	1,422	1,231	13,865	20,998